Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses by portfolio [Roll Forward]
Balance, Beginning of Year	$ 15,649,594	$ 28,280,077	$ 31,400,641
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Loans Charged Off	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries of Loans Previously Charged Off	756,735	1,970,190	1,151,890
Balance, End of Year	$ 12,736,921	$ 15,649,594	$ 28,280,077